Other non-financial liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of other non financial liabilities [Abstract]
Disclosure Of Other Non Financial Liabilities Explanatory [Text Block]
Note 27
Other non-financial liabilities

The total Other non-financial liabilities are detailed as follows:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Parent dividend provisioned according to policy	27,383,975	37,358,131
Outstanding parent dividends (1)	3,758,056	948,439
Subsidiaries dividends according to policy	7,458,840	8,416,207
Total dividends payable	38,600,871	46,722,777
Income received in advance (2)	1,268,039	1,312,595
Others	501,304	324,395
Total	40,370,214	48,359,767
Current	40,370,214	48,359,767
Total	40,370,214	48,359,767
(1)

See
Note 28 – Common Shareholders’ Equity, dividends.
(2)

It mainly corresponds to the effects of the early termination of the license agreement in Argentina of the "Budweiser" brand, signed between Compañía Cervecerías Unidas Argentina S.A. and Anheuser-Busch InBev S.A./N.V. in 2018.